Share-based compensation	6 Months Ended
Mar. 31, 2021
Share-based compensation
Share-based compensation

Note 9 — Share-based compensation

On April 26, 2018, the Company adopted its 2018 Share Incentive Plan (the “2018 Plan”), which permits the grant of share options and restricted shares to the employees and directors of the Company. Under the plan, a total of 1,168,000 shares were initially reserved for issuance. The 2018 Plan is valid and effective for a term of ten years commencing from its adoption. Under the 2018 Plan, the Company granted 596,600 restricted share units to its employees on March 11, 2021, share-based compensation expenses related to the restricted share units granted was recognized with the amount of $805,410 for the six months ended March 31, 2021.